COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Schedule of Purchase Obligations	Commitments made under take-or-pay obligations are as follows:

Years ended June 30	2014	2015	2016	2017	2018	Thereafter
Purchase obligations	$1,114	$383	$242	$136	$74	$234

Operating Lease Payments, Net
Future minimum rental commitments under non-cancelable operating leases, net of guaranteed sublease income, are as follows:

Years ended June 30	2014	2015	2016	2017	2018	Thereafter
Operating leases	$254	$241	$196	$161	$141	$519